Labor and social obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Labor And Social Obligations
Salaries and payroll charges	R$ 69,885	R$ 70,089
Provision for vacation	256,415	254,469
Healthcare plan (i)	86,147	70,136
Provision for profit sharing (ii)	97,514	96,227
Incentivized Dismissal Program - PDI (iii)	290,202
Consent Decree (TAC)	6,093	6,114
Knowledge Retention Program (PRC)	1,184	1,469
Total	R$ 807,440	R$ 498,504